Trade and other receivables	12 Months Ended
Dec. 31, 2022
Trade and other receivables
Trade and other receivables

5. Trade and other receivables

	December 31,	December 31,
	2022	2021
Trade notes receivable - domestic operations	78,801	53,711
Trade notes receivable - foreign operations	536,564	153,549
	615,365	207,260
Provision for trade notes receivable - domestic operations	74,533	28,588
Provision for trade notes receivable - foreign operations	17,495	—
	92,028	28,588

	707,393	235,848
Allowance for expected losses - doubtful accounts	(4,413)	(1,560)
	702,980	234,288

The expected credit losses are established by considering supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information, based on the Response Group’s historical experience and informed credit assessment, that includes forward-looking information.

It is formed an amount considered adequate by Management to cover probable losses arising on collection of accounts receivable, based on analysis of each client’s default risk considering a reasonable and supportable information available at the time that demonstrates that the credit risk has not increased significantly since initial recognition, the customer’s financial situation committed in the market, history of negotiations carried out, signed agreements not being fulfilled, mainly taking into consideration risk scenarios in which it has observable behavior in the market, and with special attention to long-standing overdue credits.

The Group allocates each exposure to a credit risk grade based on the determined data to be predictive of the risk of loss (including but not limited to external ratings, audited Financial Statements, management accounts and cash flow projections and available press information about customers) and applying experienced credit judgement. Credit risk grades are defined using qualitative factors that are indicative of the risk of default and are aligned to external credit rating definitions from agencies.

Concerning the securities that are overdue for more than 181 days, the collection processes and procedures, and agreements, even in installment payments, are in progress, and the probability of success is relatively high.

The Group assumes that there was no significant decrease in ECL between December 2021 and December 2022, despite the relevant increase in accounts receivable. This situation is mainly due to the customer portfolio of new acquisitions without significant historical losses observed.